Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000209570 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209570 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209570 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209570 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209570 [Member] | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209570 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209570 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209570 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209570 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209570 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209570 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000209570 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000209570 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000209570 [Member] | Production And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209570 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209570 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209570 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000209570 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.60%)
C000209565 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209565 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209565 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209565 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209565 [Member] | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209565 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209565 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209565 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209565 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209565 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209565 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000209565 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000209565 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000209565 [Member] | Production And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209565 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209565 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209565 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000209565 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.60%)
C000209566 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209566 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209566 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209566 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209566 [Member] | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209566 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209566 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209566 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209566 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209566 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209566 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000209566 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000209566 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000209566 [Member] | Production And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209566 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209566 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209566 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000209566 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.60%)
C000209567 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209567 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209567 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209567 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209567 [Member] | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209567 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209567 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209567 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209567 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209567 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209567 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000209567 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000209567 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000209567 [Member] | Production And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209567 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209567 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209567 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000209567 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.60%)
C000209568 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209568 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209568 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209568 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209568 [Member] | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209568 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209568 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209568 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209568 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209568 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209568 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000209568 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000209568 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000209568 [Member] | Production And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209568 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209568 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209568 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000209568 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.60%)
C000209569 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209569 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209569 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209569 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209569 [Member] | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209569 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209569 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209569 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209569 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209569 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209569 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000209569 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000209569 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000209569 [Member] | Production And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209569 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209569 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209569 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000209569 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.60%)
C000209574 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000209574 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000209574 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000209574 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209574 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209574 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209574 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000209574 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209574 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209574 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209574 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000209574 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209574 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209574 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209574 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000209574 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209575 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000209575 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000209575 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000209575 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209575 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209575 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209575 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000209575 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209575 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209575 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209575 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000209575 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209575 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209575 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209575 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000209575 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209576 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000209576 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000209576 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000209576 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209576 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209576 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209576 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000209576 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209576 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209576 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209576 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000209576 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209576 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209576 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209576 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000209576 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209573 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000209573 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000209573 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000209573 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209573 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209573 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209573 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000209573 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209573 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209573 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209573 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000209573 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209573 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209573 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209573 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000209573 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209571 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000209571 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000209571 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000209571 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209571 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209571 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209571 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000209571 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209571 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209571 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209571 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000209571 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209571 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209571 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209571 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000209571 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209572 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000209572 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000209572 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000209572 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209572 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209572 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209572 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000209572 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209572 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209572 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209572 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000209572 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209572 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209572 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209572 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000209572 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209582 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000209582 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000209582 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000209582 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000209582 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209582 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209582 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209582 [Member] | EnLink Midstream LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000209582 [Member] | USA Compression Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209582 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209582 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000209582 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000209582 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209582 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000209582 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209582 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000209582 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
C000209577 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000209577 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000209577 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000209577 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000209577 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209577 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209577 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209577 [Member] | EnLink Midstream LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000209577 [Member] | USA Compression Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209577 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209577 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000209577 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000209577 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209577 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000209577 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209577 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000209577 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
C000209578 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000209578 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000209578 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000209578 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000209578 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209578 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209578 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209578 [Member] | EnLink Midstream LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000209578 [Member] | USA Compression Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209578 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209578 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000209578 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000209578 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209578 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000209578 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209578 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000209578 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
C000209579 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000209579 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000209579 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000209579 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000209579 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209579 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209579 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209579 [Member] | EnLink Midstream LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000209579 [Member] | USA Compression Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209579 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209579 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000209579 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000209579 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209579 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000209579 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209579 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000209579 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
C000209580 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000209580 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000209580 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000209580 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000209580 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209580 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209580 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209580 [Member] | EnLink Midstream LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000209580 [Member] | USA Compression Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209580 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209580 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000209580 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000209580 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209580 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000209580 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209580 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000209580 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
C000209581 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000209581 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000209581 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000209581 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000209581 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209581 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209581 [Member] | Antero Midstream Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000209581 [Member] | EnLink Midstream LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000209581 [Member] | USA Compression Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209581 [Member] | Genesis Energy L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209581 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000209581 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000209581 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209581 [Member] | Terminalling And Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000209581 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209581 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000209581 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
C000209588 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000209588 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000209588 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209588 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000209588 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209588 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209588 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209588 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000209588 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000209588 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209588 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000209588 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000209588 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000209588 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000209588 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	51.30%
C000209587 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000209587 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000209587 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209587 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000209587 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209587 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209587 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209587 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000209587 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000209587 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209587 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000209587 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000209587 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000209587 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000209587 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	51.30%
C000209586 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000209586 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000209586 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209586 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000209586 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209586 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209586 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209586 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000209586 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000209586 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209586 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000209586 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000209586 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000209586 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000209586 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	51.30%
C000209585 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000209585 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000209585 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209585 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000209585 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209585 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209585 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209585 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000209585 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000209585 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209585 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000209585 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000209585 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000209585 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000209585 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	51.30%
C000209584 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000209584 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000209584 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209584 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000209584 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209584 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209584 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209584 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000209584 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000209584 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209584 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000209584 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000209584 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000209584 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000209584 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	51.30%
C000209583 [Member] | Energy Transfer L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000209583 [Member] | MPLX L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000209583 [Member] | Western Midstream Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209583 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000209583 [Member] | Sunoco L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209583 [Member] | Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209583 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209583 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000209583 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000209583 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209583 [Member] | Gas Gathering and Processing Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000209583 [Member] | Other Energy Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000209583 [Member] | Petroleum Products [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000209583 [Member] | Natural Gas Pipeline Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000209583 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	51.30%